Note 15 - Income Taxes (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2008 vFinance Investments [Member]
Note 15 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)	$ 60,000
Operating Loss Carryforwards	34,000,000		12,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ (834,000)	$ 546,000